Average Annual Total Returns - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select Insurance Portfolio	Apr. 29, 2024
Select Insurance Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	12.98%
Past 5 years	15.35%
Past 10 years	10.89%
Select Insurance Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.69%
Past 5 years	13.46%
Past 10 years	8.49%
Select Insurance Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.11%
Past 5 years	11.93%
Past 10 years	8.13%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1516
Average Annual Return:
Past 1 year	10.21%
Past 5 years	14.33%
Past 10 years	10.70%